NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Dec. 31, 2024	Mar. 31, 2024
NATURE AND CONTINUANCE OF OPERATIONS
Cash	$ 1,449,437
Working capital	241,184
Accumulated deficit	$ (73,202,187)	$ (70,027,712)